Loans - Schedule of Loans Not Rated by Class of Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	$ 140,165	$ 133,545
Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	770	847
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	1,262	1,371
Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	125,372	121,436
Construction & Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	3,493	1,978
Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	9,268	7,913
Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	139,493	132,441
Performing [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	770	847
Performing [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	1,262	1,371
Performing [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	124,700	120,332
Performing [Member] | Construction & Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	3,493	1,978
Performing [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	9,268	7,913
Nonperforming [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	672	1,104
Nonperforming [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	$ 672	$ 1,104